CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parentheticals) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cost, Depreciation and Amortization	$ 2,679	$ 2,196	$ 2,567	$ 1,054
Management Services Agreement [Member]
Related party transactions, expenses	1,431	355	742	308
Related Party [Member]
Related Party Transaction, Purchases from Related Party	6,200	4,434	6,318	1,255
Related Party [Member] | Management Services Agreement [Member]
Related party transactions, expenses	$ 1,431	$ 355	$ 742	$ 308